Income Taxes (Changes in Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - begininning balance	$ 1,589	$ 1,709	$ 2,134
Gross decreases - tax positions in a prior period	(355)	(568)	(816)
Gross increases - current period tax positions	476	448	391
Unrecognized tax benefits - ending balance	1,710	1,589	1,709
Accrued interest and penalties	751	922	1,315
Unrecognized tax benefits	$ 2,461	$ 2,511	$ 3,024